Revenue (Tables)	9 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended December 31,
	External Customers		Related Parties		Total
(in millions)	2025	2024	2025	2024	2025	2024
License and Other Revenue(1)	$288	$223	$217	$180	$505	$403
Royalty Revenue	616	475	121	105	737	580
	$904	$698	$338	$285	$1,242	$983
(1)    Includes over-time revenue of $294 million and $135 million, and point-in-time revenue of $211 million and $268 million, for the three months ended December 31, 2025 and 2024, respectively.

	Nine Months Ended December 31,
	External Customers		Related Parties		Total
(in millions)	2025	2024	2025	2024	2025	2024
License and Other Revenue (1)	$765	$904	$723	$301	$1,488	$1,205
Royalty Revenue	1,577	1,261	365	300	1,942	1,561
	$2,342	$2,165	$1,088	$601	$3,430	$2,766
(1)    Includes over-time revenue of $788 million and $331 million, and point-in-time revenue of $700 million and $874 million, for the nine months ended December 31, 2025 and 2024, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
United States	$428	$305	$1,184	$1,155
PRC (1)	161	243	620	564
Japan	233	86	593	200
Taiwan	185	169	506	439
Republic of Korea	132	99	283	238
Other countries	103	81	244	170
Total	$1,242	$983	$3,430	$2,766
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	December 31, 2025	March 31, 2025
Accounts receivable	$1,003	$1,127
Allowance for current expected credit losses	(19)	(20)
Total accounts receivable, net	$984	$1,107

Schedule of Allowance for Credit Losses
A summary of the movement in the allowance for current expected credit losses is as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Beginning balance	$19	$19	$20	$3
Additional (reversal of) provision	—	1	(1)	17
Ending balance	$19	$20	$19	$20

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

	As of
(in millions)	December 31, 2025	March 31, 2025
Beginning balance April 1,	$911	$915
Customer prepayment and billing in advance of performance	406	371
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(123)	(131)
Revenue recognized in the period that was included in the contract liability balance during the period	(143)	(244)
Ending balance	$1,051	$911